EQUITY ACCOUNTED INVESTMENTS - Schedule of Investment Properties (Details) - Investments accounted for using equity method - United States - Discounted cash flow	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Core Office
Disclosure of detailed information about investment property [line items]
Discount rate	6.70%	6.40%
Terminal capitalization rate	5.00%	4.90%
Investment horizon (yrs)	11 years	11 years
Core Retail
Disclosure of detailed information about investment property [line items]
Discount rate	6.60%	6.60%
Terminal capitalization rate	4.90%	4.90%
Investment horizon (yrs)	10 years	10 years
LP Investments - Office
Disclosure of detailed information about investment property [line items]
Discount rate	7.70%	7.80%
Terminal capitalization rate	5.90%	5.50%
Investment horizon (yrs)	10 years	10 years